      Croft Funds Corporation

August 20, 2007

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:  Croft Funds Corporation

        File Nos. 33-81926 and 811-08652

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph c of Rule 497 would not have differed from that contained in the most recent amendment to the Croft Funds Corporation registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 15) has been filed electronically.

Very truly yours,

/s/ Kent Croft

Kent Croft

President

    Croft Funds Corporation

Canton House, 300 Water Street

      Baltimore MD  21202